Borrowings - Additional Information (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Outstanding borrowings with FHLB		$ 0
Federal home loan bank additional borrowings capacity	$ 87,500,000	177,200,000
Advances Federal Home Loan Bank	75,000,000	0
Federal home loan bank, advances, maturities summary, due in year three	$ 20,000,000
Federal home loan bank, advance, maturity, fixed interest rate, year three	4.39%
Federal home loan bank, advances, maturities summary, due in year four	$ 35,000,000
Federal home loan bank, advance, maturity, fixed interest rate, year four	4.24%
Federal home loan bank, advances, maturities summary, due in year five	$ 20,000,000
Federal home loan bank, advance, maturity, fixed interest rate, year five	4.11%
Loans, net of allowance	$ 479,318,000
Loans, net of allowance		458,823,000
Cash management lines of credit, additional borrowings	18,000,000.0
Security owned and pledged as collateral, fair value	41,100,000	38,800,000
Securities sold under agreements to repurchase	26,781,000	18,106,000
Greater than 90 Days
Borrowings
Securities sold under agreements to repurchase	0	0
Overnight and Continuous
Borrowings
Securities sold under agreements to repurchase	26,781,000	18,106,000
Up to 30 Days
Borrowings
Securities sold under agreements to repurchase	0	0
30-90 Days
Borrowings
Securities sold under agreements to repurchase	0	0
One- to four-family residential real estate and Commercial real estate loans
Borrowings
Loans, net of allowance	251,000,000.0
Loans, net of allowance		248,000,000.0
State and municipal obligations
Borrowings
Securities sold under agreements to repurchase	26,781,000
State and municipal obligations | Greater than 90 Days
Borrowings
Securities sold under agreements to repurchase	0
State and municipal obligations | Overnight and Continuous
Borrowings
Securities sold under agreements to repurchase	26,781,000
State and municipal obligations | Up to 30 Days
Borrowings
Securities sold under agreements to repurchase	0
State and municipal obligations | 30-90 Days
Borrowings
Securities sold under agreements to repurchase	$ 0
U.S. government agencies
Borrowings
Securities sold under agreements to repurchase		18,106,000
U.S. government agencies | Greater than 90 Days
Borrowings
Securities sold under agreements to repurchase		0
U.S. government agencies | Overnight and Continuous
Borrowings
Securities sold under agreements to repurchase		18,106,000
U.S. government agencies | Up to 30 Days
Borrowings
Securities sold under agreements to repurchase		0
U.S. government agencies | 30-90 Days
Borrowings
Securities sold under agreements to repurchase		$ 0